Commitments and Contingencies (Details Narrative) (10-K) - USD ($)		1 Months Ended	3 Months Ended
	Nov. 04, 2020	Aug. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Contingent liability			$ 2,600,000	$ 2,600,000
Merger Agreement [Member] | PointR [Member]
Contingent consideration	$ 2,600,000
Merger Agreement [Member] | PointR [Member] | Minimum [Member]
Contingent consideration	$ 15,000,000
Merger Agreement [Member] | PointR Data, Inc [Member]
Purchase price consideration		$ 17,831,427	17,831,427
Contingent liability		$ 2,625,000	$ 2,625,000